Goldman Sachs Emerging Markets Credit Fund Annual Fund Operating Expenses - Class P Shares [Member] - Goldman Sachs Emerging Markets Credit Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2026
Class P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	2.06%
Expenses (as a percentage of Assets)	2.86%
Fee Waiver or Reimbursement	(2.03%)	[1]
Net Expenses (as a percentage of Assets)	0.83%

[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.